Customer Leases, as Lessor (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Customer Leases, as Lessor [Abstract]
Future Minimum Lease Payments to be Received Under Non-Cancelable Operating Customer Leases

Future minimum lease payments to be received under non-cancelable operating customer leases (exclusive of recoveries of operating costs from customers) are as follows for the years ending December 31 (in thousands):

Period Ending December 31,
2014 (October - December)	$50,029
2015	186,248
2016	166,060
2017	130,052
2018	104,754
Thereafter	278,147
Total	$915,290

Future minimum lease payments to be received under non-cancelable operating customer leases (exclusive of recoveries of operating costs from customers) are as follows for the years ending December 31 (in thousands):

2014...	$ 149,158
2015...	121,105
2016...	93,411
2017...	70,203
2018...	54,212
Thereafter...	56,981

Total...	$ 545,070